Reserves - Roll Forward of Short Duration Claims and Benefits Payable Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Claims and benefits payable, at beginning of year	$ 94.4	$ 89.3	$ 96.7
Less: Reinsurance ceded and other	(94.3)	(89.2)	(96.5)
Net claims and benefits payable, at beginning of year	0.1	0.1	0.2
Incurred losses and loss adjustment expenses related to:
Current Year	0.2	0.2	0.3
Total incurred losses and loss adjustment expenses	0.2	0.2	0.3
Paid losses and loss adjustment expenses related to:
Current year	0.2	0.2	0.3
Prior years	0.0	0.0	0.1
Total paid losses and loss adjustment expenses	0.2	0.2	0.4
Net claims and benefits payable, at end of year	0.1	0.1	0.1
Plus: Reinsurance ceded and other	89.6	94.3	89.2
Claims and benefits payable, at end of year	$ 89.7	$ 94.4	$ 89.3